Portfolio of Investments
Overseas SMA Completion Portfolio, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 1.0%
Ansell Ltd.	3,187	72,185
Austria 1.2%
Andritz AG	1,815	86,632
Canada 2.6%
Alimentation Couche-Tard, Inc., Class B	5,147	188,563
Finland 3.1%
UPM-Kymmene OYJ	6,409	232,396
France 3.6%
AtoS	926	39,576
Eiffage SA	2,441	227,347
Total		266,923
Germany 6.7%
Aroundtown SA	15,415	92,364
Duerr AG	5,624	223,935
KION Group AG	1,619	174,074
Total		490,373
Greece 0.8%
Piraeus Financial Holdings SA(a)	41,876	60,356
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	1,355	4,878
Israel 6.9%
Bank Hapoalim BM	35,761	347,659
Bezeq Israeli Telecommunication Corp., Ltd.(a)	112,343	159,426
Total		507,085
Japan 21.0%
Dai-ichi Life Holdings, Inc.	9,300	186,322
Daiwabo Holdings Co., Ltd.	15,000	238,013
Invincible Investment Corp.	221	74,105
Kinden Corp.	9,300	134,619
Koito Manufacturing Co., Ltd.	3,000	172,034
MatsukiyoCocokara & Co.	8,900	348,395
Ship Healthcare Holdings, Inc.	9,400	209,487
Simplex Holdings, Inc.(a)	2,400	59,238
Starts Corp., Inc.	2,200	47,107
Common Stocks (continued)
Issuer	Shares	Value ($)
Takuma Co., Ltd.	6,500	78,213
Total		1,547,533
Netherlands 11.3%
ABN AMRO Bank NV	17,244	246,123
ASR Nederland NV	9,118	389,387
Signify NV	4,324	197,402
Total		832,912
Norway 2.7%
Leroy Seafood Group ASA	27,910	196,597
Singapore 5.9%
BW LPG Ltd.	17,497	88,261
Venture Corp., Ltd.	25,900	350,484
Total		438,745
South Korea 3.9%
GS Retail Co., Ltd.	5,249	124,563
Hyundai Home Shopping Network Corp.	986	50,800
Youngone Corp.	3,542	115,534
Total		290,897
Spain 3.5%
ACS Actividades de Construccion y Servicios SA	1,436	34,415
Endesa SA	8,548	192,286
Tecnicas Reunidas SA(a)	4,090	32,175
Total		258,876
Sweden 2.1%
Stillfront Group AB(a)	28,313	158,255
Taiwan 3.9%
Fubon Financial Holding Co., Ltd.	109,900	288,058
United Kingdom 14.1%
BT Group PLC(a)	77,009	162,111
Crest Nicholson Holdings PLC	11,786	50,191
DCC PLC	4,176	307,586
John Wood Group PLC(a)	18,355	49,102
Just Group PLC(a)	192,539	199,387
Royal Mail PLC	13,812	91,988
TP Icap Group PLC	104,805	176,796
Total		1,037,161
Overseas SMA Completion Portfolio | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Overseas SMA Completion Portfolio, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.7%
Aerie Pharmaceuticals, Inc.(a)	960	9,696
Diversified Energy Co. PLC	158,478	209,207
Insmed, Inc.(a)	1,498	41,225
Quotient Ltd.(a)	2,267	4,806
Sage Therapeutics, Inc.(a)	181	7,043
Total		271,977
Total Common Stocks (Cost $6,982,332)		7,230,402

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	116,745	116,733
Total Money Market Funds (Cost $116,733)		116,733
Total Investments in Securities (Cost $7,099,065)		7,347,135
Other Assets & Liabilities, Net		19,711
Net Assets		$7,366,846

At November 30, 2021, securities and/or cash totaling $6,059 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1	12/2021	USD	111,775	—	(2,793)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	228,563	415,729	(527,559)	—	116,733	—	30	116,745
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Overseas SMA Completion Portfolio | First Quarter Report 2021

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